Pensions and Other Post-employment Benefits - Summary of Amounts Recorded in Income Statement and Statement of Comprehensive Income Related to Defined Benefit Pension and Post-retirement Healthcare Schemes (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Current service cost	£ (280)	£ (246)	£ (254)
Past service cost	(37)	(54)	(17)
Net interest (credit)/cost	54	56	49
Gains from settlements		(28)	(8)
Remeasurement gains/(losses) recorded in the statement of comprehensive income	549	(475)	261
Pensions. [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Current service cost	280	246	254
Past service cost	37	54	17
Net interest (credit)/cost	54	56	49
Gains from settlements		(28)	(8)
Expenses	19	19	15
Net operating cost	390	347	327
Remeasurement gains/(losses) recorded in the statement of comprehensive income	485	(416)	199
Post-retirement benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Current service cost	(30)	(31)	(22)
Past service cost	2	(3)	8
Net interest (credit)/cost	(59)	(56)	(52)
Gains from settlements			7
Post-retirement benefits [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Current service cost	30	31	22
Past service cost	(2)	3	(8)
Net interest (credit)/cost	59	56	52
Gains from settlements			(7)
Net operating cost	87	90	59
Remeasurement gains/(losses) recorded in the statement of comprehensive income	64	(59)	62
UK [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Current service cost	(79)	(70)	(77)
Past service cost	(37)	(52)	(25)
Net interest (credit)/cost	(340)	(394)	(388)
UK [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Current service cost	79	70	77
Past service cost	37	52	25
Net interest (credit)/cost	7	9	14
Expenses	7	7	7
Net operating cost	130	138	123
Remeasurement gains/(losses) recorded in the statement of comprehensive income	259	(165)	82
US [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Current service cost	(70)	(66)	(67)
Past service cost		(1)	(2)
Net interest (credit)/cost	(135)	(135)	(117)
Gains from settlements			(1)
US [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Current service cost	70	66	67
Past service cost		1	2
Net interest (credit)/cost	31	27	22
Gains from settlements			1
Expenses	12	12	4
Net operating cost	113	106	96
Remeasurement gains/(losses) recorded in the statement of comprehensive income	240	(27)	(30)
Rest of world. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Current service cost	(131)	(110)	(110)
Past service cost		(1)	10
Net interest (credit)/cost	(49)	(57)	(46)
Gains from settlements	4	138	25
Rest of world. [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Current service cost	131	110	110
Past service cost		1	(10)
Net interest (credit)/cost	16	20	13
Gains from settlements		(28)	(9)
Expenses			4
Net operating cost	147	103	108
Remeasurement gains/(losses) recorded in the statement of comprehensive income	£ (14)	£ (224)	£ 147